Loans (Details) ¥ in Thousands, $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 JPY (¥)	Nov. 07, 2025	Nov. 28, 2024	Apr. 08, 2022
Loans [Line Items]
Fixed interest rate									2.89%
fixed exchange rate							0.04641	0.04784
Weighted average interest rate	3.87%		4.26%	4.35%	3.87%	3.87%
Interest expense	¥ 3,400	$ 486	¥ 4,043	¥ 4,423
Working capital credit facility (in Dollars)
Foreign Exchange Swap Contract [Member]
Loans [Line Items]
fixed exchange rate							0.04641	0.047874
Principal amount					$ 10,600	¥ 227.7
Tokyo Overnight Average [Member]
Loans [Line Items]
Principal amount	¥ 20,200					¥ 422.7
JPY Loan [Member]
Loans [Line Items]
Fixed interest rate									3.15%